Benefit Obligations (Plan Assets Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Investment objective	The investment objectives for the Company's pension plans are to earn, over a moving twenty-year period, a long-term expected rate of return, net of investment fees and transaction costs, sufficient to satisfy the benefit obligations of the plan, while at the same time maintaining adequate liquidity to pay benefit obligations and proper expenses, and meet any other cash needs, in the short- to medium-term.
Asset/liability study	A formal asset/liability study of each plan is undertaken every three to five years or whenever there has been a material change in plan demographics, benefit structure or funding status and investment market.
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	30
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	24
Nonqualified Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	22